Cover Document	Feb. 27, 2025
Cover [Abstract]
Entity Central Index Key	0001681459
Document Type	8-K
Title of 12(b) Security	Ordinary shares, $1.00 par value per share
Entity Address, Address Line One	One Subsea Lane
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37983
Document Period End Date	Feb. 27, 2025
Entity Tax Identification Number	98-1283037
Entity Address, City or Town	Houston, Texas
Entity Address, Country	US
Entity Address, Postal Zip Code	77044
Trading Symbol	FTI
Security Exchange Name	NYSE
Entity Registrant Name	TechnipFMC plc
Country Region	1
City Area Code	281
Local Phone Number	591-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false